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                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                                   FORM N-Q

            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number 811-8979
                                   --------

                    The Victory Variable Insurance Funds
              --------------------------------------------------
              (Exact name of registrant as specified in charter)

                    3435 Stelzer Road, Columbus, OH     43219
             ---------------------------------------------------
             (Address of principal executive offices) (Zip code)

          BISYS Fund Services, 3435 Stelzer Road, Columbus, OH 43219
          ----------------------------------------------------------
                   (Name and address of agent for service)

Registrant's telephone number, including area code: 614-470-8000
                                                    ------------

Date of fiscal year end: 12/31/05
                         --------

Date of reporting period: 3/31/05
                          -------


         Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss.
239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

         A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth inss.ss. 210.12-12 - 12-14 of Regulation S-X [17 CFR 210.12-12 -
12-14]. The schedules need not be audited.


Victory Variable Insurance Funds
Diversified Stock Fund
Schedule of Portfolio Investments
March 31, 2005
(Unaudited)
(Amounts in thousands, except shares)


                                                 Shares
                                                   or
                                                Principal
                                                 Amount                Value

Commercial Paper  (7.4%)

General Electric Capital Corp.,
  2.83%, 4/1/05                                   $ 2,278             $ 2,278


Total Commercial Paper (Cost $2,278)                                    2,278


Common Stocks  (92.8%)

Airlines  (1.0%)
JetBlue Airways Corp. (b)                          15,500                 295

Aluminum  (0.5%)
Alcoa, Inc.                                         5,512                 168

Apparel / Footwear  (1.0%)
Nike, Inc., Class B                                 3,800                 317


Banks  (1.5%)
PNC Financial Services Group, Inc.                  6,400                 330
Wachovia Corp.                                      2,300                 117

                                                                          447

Biotechnology  (3.7%)
Amgen, Inc. (b)                                    19,600               1,141


Chemicals -- General  (2.5%)
E.I. Du Pont de Nemours                            14,800                 758


Computers & Peripherals  (5.2%)
EMC Corp. (b)                                      38,000                 468
International Business Machines Corp.              12,300               1,124

                                                                        1,592

Consumer Products  (2.1%)
Procter & Gamble Co.                               12,400                 657

Cosmetics & Toiletries  (2.0%)
Avon Products, Inc.                                14,500                 623

Electronics  (4.9%)
General Electric Co.                               30,600               1,104
Koninklijke Philips Electronics N.V.               14,400                 396

                                                                        1,500

Entertainment  (1.1%)
Walt Disney Co.                                    12,100                 348

Financial Services  (2.8%)
MBNA Corp.                                          8,200                 201
Morgan Stanley                                     11,300                 647

                                                                          848

Food Processing & Packaging  (1.9%)
Archer Daniels Midland Co.                         10,300                 253
General Mills, Inc.                                 6,700                 329

Health Care  (2.4%)
Medtronic, Inc.                                    14,200                 723

Heavy Machinery  (0.4%)
Deere & Co.                                         1,700                 114

Insurance  (3.1%)
American International Group, Inc.                  6,124                 339
Genworth Financial, Inc.                            7,200                 198
St. Paul Cos., Inc.                                10,900                 401

                                                                          938

Internet Service Provider  (1.3%)
Yahoo, Inc. (b)                                    11,700                 397

Manufacturing -- Miscellaneous  (3.2%)
3M Co.                                             11,500                 985

Media  (2.7%)
Viacom, Inc., Class B                              24,100                 839

Medical Supplies  (1.1%)
Baxter International, Inc.                         10,100                 343

Motion Pictures & Services  (0.3%)
DreamWorks Animation SKG, Inc. (b)                  2,459                 100

Oil & Gas Exploration,
  Production & Services  (9.2%)
Anadarko Petroleum Corp.                            6,700                 510
Canadian Natural Resources Ltd.                     8,400                 477
Transocean, Inc. (b)                               17,437                 897
Unocal Corp.                                       14,800                 914

                                                                        2,798

Oil-Integrated Companies  (2.2%)
Amerada Hess Corp.                                  2,330                 224
BP PLC, ADR                                         7,000                 437

                                                                          661

Oilfield Services & Equipment  (4.3%)
Halliburton Co.                                    16,800                 727
Schlumberger Ltd.                                   8,300                 585

                                                                        1,312

Pharmaceuticals  (7.9%)
Bristol-Myers Squibb Co.                           31,300                 797
Johnson & Johnson                                   7,400                 497
Pfizer, Inc.                                       42,005               1,103

                                                                        2,397

Pipelines  (0.8%)
El Paso Corp.                                      22,400                 237

Radio & Television  (3.2%)
Comcast Corp., Class A Special Shares (b)          29,178                 986


Real Estate Investment Trusts  (1.9%)
Equity Office Properties Trust                     18,902                 570

Retail  (3.2%)
Wal-Mart Stores, Inc.                              19,600                 982

Retail -- Department Stores  (0.3%)
May Department Stores Co.                           2,700                 100

Retail -- Specialty Stores  (1.6%)
Tiffany & Co.                                      13,800                 476

Savings & Loans  (0.8%)
Washington Mutual, Inc.                             5,900                 233

Semiconductors  (3.2%)
Freescale Semiconductor, Inc., Class B (b)         18,200                 314
Texas Instruments, Inc.                            26,600                 678

                                                                          992

Software & Computer Services  (4.6%)
Microsoft Corp.                                    39,500                 955
Oracle Corp. (b)                                   35,000                 437

                                                                        1,392

Telecommunications -- Cellular  (0.3%)
Vodafone Group PLC, ADR                             3,700                  98

Telecommunications -- Equipment  (2.2%)
Avaya, Inc. (b)                                    22,500                 263
Motorola, Inc.                                     28,300                 423

                                                                          686

Utilities -- Electric  (0.7%)
Dominion Resources, Inc.                            2,700                 201

Utilities -- Telecommunications  (1.7%)
Sprint FON Group                                   23,200                 528

Total Common Stocks (Cost $26,021)                                     28,364

Total Investments (Cost $28,299) (a)  --   100.2%                      30,642

Liabilities in excess of other assets   --  (0.2)%                       (59)

NET ASSETS   --  100.0%                                               $30,583


------------
See notes to schedules of portfolio investments.


Notes to Schedules of Investments

(a)  Represents cost for financial reporting purposes.

                                                                                                           Net Unrealized
                             Cost of Investments for        Gross Unrealized       Gross Unrealized         Appreciation/
                             Federal Tax Purposes             Appreciation            Depreciation          (Depreciation)

Diversified Stock Fund
  (Amounts in thousands:)         $28,404                        $3,173                  ($935)                  $2,238


(b)  Non-income producing securities.

ADR -- American Depositary Receipts

PLC -- Public Liability Corp.

Item 2. Controls and Procedures.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is (i) accumulated and communicated to the investment company's management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

     There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).

Certifications pursuant to Rule 30a-2(a) are attached hereto.

                                  SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Victory Variable Insurance Funds
             ------------------------------------

By (Signature and Title)* /s/ D. Hughes
                          -------------------------------
                          D. Hughes, Treasurer

Date 5/26/05
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         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Kathleen A. Dennis
                          -----------------------------
                          Kathleen A. Dennis, President

Date 5/26/05
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By (Signature and Title)* /s/ D. Hughes
                          -------------------------------
                          D. Hughes, Treasurer

Date 5/26/05
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* Print the name and title of each signing officer under his or her signature.